Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Statements of Operations and Comprehensive Loss
Revenues	$ 2,706,981	$ 7,258,123
Costs and expenses:
Cost of sales	121,391	319,759
Research and development	28,699,576	24,753,876
General and administrative	8,754,088	10,212,774
Total costs and expenses	37,575,055	35,286,409
Loss from operations	(34,868,074)	(28,028,286)
Other income (expense):
Interest income	304,981	268
Interest expense	(18,988,176)	(13,010,475)
Gain on early extinguishment of long-term debt	137,695
Derivative and warrant fair value adjustments	277,715	11,884,253
Total other income (expense), net	(18,267,785)	(1,125,954)
Net loss	(53,135,859)	(29,154,240)
Comprehensive loss	$ (53,135,859)	$ (29,154,240)
Net loss per common share:
Basic (in dollars per share)	$ (7.42)	$ (51.78)
Diluted (in dollars per share)	$ (7.51)	$ (51.78)
Weighted average common shares outstanding:
Basic (in shares)	7,163,304	563,076
Diluted (in shares)	7,078,757	563,076